Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Acquisition
Schedule of allocation purchase prices for Powhatan Point

The following table summarizes the allocation purchase prices for Powhatan Point.

(in thousands)
ASSETS		LIABILITIES
Cash and cash equivalents	$24,986	Deposits
Deposits in other banks	3,461	Non interest bearing	$19,287
FHLB stock	78	Savings	30,533
Investments	23,865	Certificates of Deposit	5,772

Commercial	3,019	Total Deposits	55,592
Residential	2,403
Installment	1,357
Total loans	6,779

Premise and equipment, net	548	Interest payable and other liabilities	496
Core deposit intangible	1,028
Goodwill	682
Bank owned life insurance	612
Accrued interest receivable	145
Deferred federal income taxes	20
Other assets	124
Total assets purchased	$62,328	Total liabilities assumed
Common shares issued	$4,711		$56,088
Cash paid	1,529
Estimated purchase price	$6,240

Business Acquistions Proforma Income Statement Table Text Block [Table Text Block]

The following schedule includes pro-forma results for the period ended December 31, 2018 and 2017 as if Powhatan Point had occurred as of the beginning of the comparable prior-reporting periods.

Summary of Operations
(Unaudited):	Dec 31, 2018	Dec 31, 2017
Net Interest Income	$19,409	$16,977
Provision for Loan Losses	302	110

Net Interest Income after Provision for Loan Losses	19,107	16,817
Non-interest Income	3,736	3,547
Non-interest Expense	16,017	14,500

Income before Income Taxes	6,826	5,914
Income Tax Expense	563	2,088

Net Income	6,263	3,825
Net Income Available to Common Shareholders	$6,049	$3,710

Basic and Diluted Earnings Per Share	$1.22	$0.79